Schedule of Gain or Loss on Derivatives (Detail) - Interest Rate Contract [Member] - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on interest rate swap	BRL (43,808)	BRL 70,896
Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on interest rate swap	BRL (43,808)	BRL 70,896